UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07657
                                                     ---------

                       OPPENHEIMER DEVELOPING MARKETS FUND
                       -----------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: FEBRUARY 28, 2007
                                             -----------------



ITEM 1.  REPORTS TO STOCKHOLDERS.


TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN GEOGRAPHICAL HOLDINGS
--------------------------------------------------------------------------------
Brazil                                                                     15.4%
--------------------------------------------------------------------------------
India                                                                      13.6
--------------------------------------------------------------------------------
Korea, Republic of South                                                   13.0
--------------------------------------------------------------------------------
Taiwan                                                                      9.9
--------------------------------------------------------------------------------
South Africa                                                                6.9
--------------------------------------------------------------------------------
Mexico                                                                      6.5
--------------------------------------------------------------------------------
Indonesia                                                                   5.1
--------------------------------------------------------------------------------
Turkey                                                                      4.1
--------------------------------------------------------------------------------
United States                                                               4.1
--------------------------------------------------------------------------------
Russia                                                                      3.6

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments.

TOP TEN COMMON STOCK HOLDINGS
--------------------------------------------------------------------------------
Petroleo Brasileiro SA, ADR                                                 3.7%
--------------------------------------------------------------------------------
America Movil SA de CV, Series L                                            2.5
--------------------------------------------------------------------------------
Samsung Electronics Co.                                                     1.9
--------------------------------------------------------------------------------
Hon Hai Precision Industry Co. Ltd.                                         1.8
--------------------------------------------------------------------------------
All America Latina Logistica                                                1.8
--------------------------------------------------------------------------------
Anglo Platinum Ltd.                                                         1.7
--------------------------------------------------------------------------------
Orascom Telecom Holding SAE                                                 1.4
--------------------------------------------------------------------------------
PT Indosat Tbk                                                              1.4
--------------------------------------------------------------------------------
LUKOIL, Sponsored ADR                                                       1.3
--------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR                                       1.3

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on net assets.

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.
--------------------------------------------------------------------------------


                     9 | OPPENHEIMER DEVELOPING MARKETS FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

REGIONAL ALLOCATION

Asia                               49.0%
Latin America                      23.7
Middle East/Africa                 15.8
United States/Canada                4.8
Emerging Europe                     3.6
Europe                              3.1

Portfolio holdings and allocations are subject to change. Percentages are as of February 28, 2007, and are based on the total market value of investments.

--------------------------------------------------------------------------------


                    10 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class A returns include the maximum initial sales charge of 5.75%.

CLASS B shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/18/96. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for 1-year period. Class C shares are subject to a 0.75% annual asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 9/7/05. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                    11 | OPPENHEIMER DEVELOPING MARKETS FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended February 28, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions


                    12 | OPPENHEIMER DEVELOPING MARKETS FUND described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------

                                   BEGINNING     ENDING        EXPENSES
                                   ACCOUNT       ACCOUNT       PAID DURING
                                   VALUE         VALUE         6 MONTHS ENDED
                                   (9/1/06)      (2/28/07)     FEBRUARY 28, 2007
--------------------------------------------------------------------------------
Class A Actual                     $ 1,000.00    $ 1,171.10    $  7.34
--------------------------------------------------------------------------------
Class A Hypothetical                 1,000.00      1,018.05       6.83
--------------------------------------------------------------------------------
Class B Actual                       1,000.00      1,167.00      11.23
--------------------------------------------------------------------------------
Class B Hypothetical                 1,000.00      1,014.48      10.44
--------------------------------------------------------------------------------
Class C Actual                       1,000.00      1,167.10      11.12
--------------------------------------------------------------------------------
Class C Hypothetical                 1,000.00      1,014.58      10.34
--------------------------------------------------------------------------------
Class N Actual                       1,000.00      1,169.00       9.61
--------------------------------------------------------------------------------
Class N Hypothetical                 1,000.00      1,015.97       8.94
--------------------------------------------------------------------------------
Class Y Actual                       1,000.00      1,173.40       5.18
--------------------------------------------------------------------------------
Class Y Hypothetical                 1,000.00      1,020.03       4.82

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended February 28, 2007 are as follows:

CLASS            EXPENSE RATIOS
-------------------------------
Class A               1.36%
-------------------------------
Class B               2.08
-------------------------------
Class C               2.06
-------------------------------
Class N               1.78
-------------------------------
Class Y               0.96

The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements.

--------------------------------------------------------------------------------


                    13 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  February 28, 2007 / Unaudited
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMON STOCKS--99.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.9%
--------------------------------------------------------------------------------
AUTO COMPONENTS--0.9%
Amtek Auto Ltd. 1                                  9,513,158   $     80,133,987
--------------------------------------------------------------------------------
Bharat Forge Ltd.                                    717,597          5,331,531
--------------------------------------------------------------------------------
Rico Auto
Industries Ltd. 1                                  8,990,692         11,046,723
                                                               -----------------
                                                                     96,512,241

--------------------------------------------------------------------------------
AUTOMOBILES--4.0%
Bajaj Auto Ltd.                                      817,893         48,372,529
--------------------------------------------------------------------------------
China Motor Corp.                                    254,250            242,394
--------------------------------------------------------------------------------
Ford Otomotiv
Sanayi AS                                          2,922,632         25,027,493
--------------------------------------------------------------------------------
Hero Honda
Motors Ltd.                                          641,537          9,820,479
--------------------------------------------------------------------------------
Hyundai Motor Co.                                    842,205         61,993,755
--------------------------------------------------------------------------------
Hyundai Motor
Co. Ltd., Preference                                 359,820         14,557,866
--------------------------------------------------------------------------------
Kia Motors Corp.                                   4,312,985         55,958,443
--------------------------------------------------------------------------------
Mahindra &
Mahindra Ltd.                                      3,736,042         68,463,866
--------------------------------------------------------------------------------
PT Astra
International Tbk                                 30,269,500         46,573,561
--------------------------------------------------------------------------------
Ssangyong
Motor Co. 1,2                                     11,885,529         71,192,999
                                                               -----------------
                                                                    402,203,385

--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.3%
Jollibee Foods Corp.                              30,392,200         31,311,183
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--4.3%
Consorcio ARA
SA de CV                                           3,809,100         23,917,335
--------------------------------------------------------------------------------
Corporacion GEO
SA de CV, Series B 2                               9,090,800         49,264,023
--------------------------------------------------------------------------------
Cyrela Brazil Realty
SA Empreendimentos
e Participacoes,
GDR 3,4                                              380,220         69,390,150
--------------------------------------------------------------------------------
Gafisa SA                                          1,776,400         25,869,008
--------------------------------------------------------------------------------
Humax Co. Ltd. 1                                   2,420,209         52,791,413
--------------------------------------------------------------------------------
Inventec
Appliances Corp.                                  19,319,200         47,830,039

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES Continued
LG Electronics, Inc. 2                               499,020   $     31,816,601
--------------------------------------------------------------------------------
SARE Holding SA
de CV, Cl. B 1,2                                  45,037,950         66,159,902
--------------------------------------------------------------------------------
Steinhoff
International
Holdings Ltd. 2                                   17,641,600         63,563,441
--------------------------------------------------------------------------------
Techtronic
Industries Co. Ltd.                                  110,000            150,646
                                                               -----------------
                                                                    430,752,558

--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Largan Precision
Co. Ltd.                                             582,000          7,787,507
--------------------------------------------------------------------------------
MEDIA--0.3%
Corporacion
Interamericana de
Entretenimiento
SA de CV 2                                         7,328,439         19,298,840
--------------------------------------------------------------------------------
Television
Broadcasts Ltd.                                    1,664,000         10,829,950
                                                               -----------------
                                                                     30,128,790

--------------------------------------------------------------------------------
MULTILINE RETAIL--0.8%
Lojas Americanas
SA, Preference                                 1,341,870,000         74,987,784
--------------------------------------------------------------------------------
PT Ramayana
Lestari Sentosa Tbk                               71,763,500          6,051,349
                                                               -----------------
                                                                     81,039,133

--------------------------------------------------------------------------------
SPECIALTY RETAIL--0.2%
JD Group Ltd.                                      1,610,192         20,222,052
--------------------------------------------------------------------------------
CONSUMER STAPLES--7.3%
--------------------------------------------------------------------------------
BEVERAGES--1.0%
Companhia de
Bebidas das
Americas, ADR 4                                      238,200         10,952,436
--------------------------------------------------------------------------------
Fomento Economico
Mexicano SA de CV,
Sponsored ADR 4                                      566,000         62,429,800
--------------------------------------------------------------------------------
United
Breweries Ltd.                                     4,537,190         25,680,854
                                                               -----------------
                                                                     99,063,090


                    14 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.3%
Companhia Brasileira
de Distribuicao Grupo
Pao de Acucar,
Sponsored ADR 4                                    2,309,681   $     69,174,946
--------------------------------------------------------------------------------
Jeronimo Martins
Sociedade Gestora de
Participacoes SA                                     935,832         22,688,037
--------------------------------------------------------------------------------
Massmart
Holdings Ltd.                                      5,139,512         59,641,087
--------------------------------------------------------------------------------
President Chain
Store Corp.                                       12,892,074         30,887,265
--------------------------------------------------------------------------------
Shinsegae
Department
Store Co.                                             78,637         45,415,510
                                                               -----------------
                                                                    227,806,845

--------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Bunge Ltd. 4                                         354,200         28,109,312
--------------------------------------------------------------------------------
Sadia SA,
Preference 1                                      29,544,000         93,208,847
--------------------------------------------------------------------------------
Tiger Brands Ltd.                                    907,200         21,908,315
--------------------------------------------------------------------------------
Uni-President
Enterprises Corp.                                 14,130,000         13,606,180
                                                               -----------------
                                                                    156,832,654

--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.1%
Able C&C 1,2                                         412,140          2,747,810
--------------------------------------------------------------------------------
Trent Ltd.                                           701,326         11,579,205
                                                               -----------------
                                                                     14,327,015

--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.9%
Amorepacific Corp.                                    80,402         47,300,316
--------------------------------------------------------------------------------
Natura
Cosmeticos SA                                      2,950,500         37,470,863
--------------------------------------------------------------------------------
Pacific Corp.                                         49,072          7,503,936
                                                               -----------------
                                                                     92,275,115

--------------------------------------------------------------------------------
TOBACCO--1.4%
Eastern Tobacco Co.                                  883,022         57,181,683
--------------------------------------------------------------------------------
ITC Ltd.                                           8,619,025         33,424,881
--------------------------------------------------------------------------------
PT Gudang
Garam Tbk                                         45,937,000         54,582,100
                                                               -----------------
                                                                    145,188,664

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
ENERGY--14.5%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.0%
China Oilfield
Services Ltd.                                     16,310,000   $     10,578,374
--------------------------------------------------------------------------------
GlobalSantaFe
Corp.                                                909,532         52,416,329
--------------------------------------------------------------------------------
Hydril Co. 2                                         797,529         75,884,884
--------------------------------------------------------------------------------
Technip SA                                         1,174,184         78,579,768
--------------------------------------------------------------------------------
Tenaris SA, ADR                                    1,782,900         80,961,489
                                                               -----------------
                                                                    298,420,844

--------------------------------------------------------------------------------
OIL & GAS--11.5%
China Petroleum
& Chemical Corp.                                 106,884,000         85,218,040
--------------------------------------------------------------------------------
China Shenhua
Energy Co. Ltd.                                   29,791,500         75,340,869
--------------------------------------------------------------------------------
Det Norske
Oljeselskap ASA 2                                 18,370,344         32,380,511
--------------------------------------------------------------------------------
LUKOIL,
Sponsored ADR                                      1,669,300        131,352,096
--------------------------------------------------------------------------------
PetroChina Co. Ltd.                               38,142,000         44,473,777
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR 4                                          4,073,700        368,262,480
--------------------------------------------------------------------------------
Petroleo Brasileiro
SA, ADR 4                                            680,300         55,498,874
--------------------------------------------------------------------------------
Reliance
Industries Ltd.                                    2,627,763         80,272,150
--------------------------------------------------------------------------------
S-Oil Corp.                                          839,750         60,934,061
--------------------------------------------------------------------------------
S-Oil Corp.,
Preference                                           215,948         11,878,631
--------------------------------------------------------------------------------
Surgutneftegaz
OJSC, Sponsored
ADR                                                1,734,227        101,595,409
--------------------------------------------------------------------------------
Tupras-Turkiye
Petrol Rafinerileri
AS                                                 3,109,200         59,961,571
--------------------------------------------------------------------------------
Yanzhou Coal
Mining Co. Ltd.                                   57,961,000         53,660,083
                                                               -----------------
                                                                  1,160,828,552

--------------------------------------------------------------------------------
FINANCIALS--18.7%
--------------------------------------------------------------------------------
CAPITAL MARKETS--0.9%
Korea Investment
Holdings Co. Ltd.                                    830,850         41,981,205


                    15 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Mirae Asset
Securities Co. Ltd.                                  687,615   $     50,031,066
                                                               -----------------
                                                                     92,012,271

--------------------------------------------------------------------------------
COMMERCIAL BANKS--10.9%
Banco Bradesco SA,
Preference                                         2,304,451         84,875,088
--------------------------------------------------------------------------------
Banco Bradesco SA,
Sponsored ADR 4                                    1,243,800         45,759,402
--------------------------------------------------------------------------------
Banco Latinoamericano
de Exportaciones SA,
Cl. E 1                                            2,964,085         48,996,325
--------------------------------------------------------------------------------
Banco Nossa
Caixa SA                                           1,360,500         25,631,679
--------------------------------------------------------------------------------
Bangkok Bank
Public Co. Ltd.                                    2,577,800          8,561,099
--------------------------------------------------------------------------------
Bank Hapoalim Ltd.                                 6,305,575         29,164,780
--------------------------------------------------------------------------------
Bank Leumi
Le-Israel                                          7,643,100         27,410,738
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 1,3,4                                2,675,100         25,814,715
--------------------------------------------------------------------------------
Commercial
International Bank,
Sponsored GDR 1                                    4,099,223         39,557,502
--------------------------------------------------------------------------------
Daegu Bank                                         1,667,800         28,624,311
--------------------------------------------------------------------------------
Grupo Financiero
Banorte SA de CV                                   2,504,500          9,713,625
--------------------------------------------------------------------------------
Grupo Financiero
Inbursa SA de CV                                  15,090,000         27,303,165
--------------------------------------------------------------------------------
Hana Financial
Group, Inc.                                        1,439,403         76,425,773
--------------------------------------------------------------------------------
HDFC Bank Ltd.,
ADR 4                                                438,200         29,083,334
--------------------------------------------------------------------------------
ICICI Bank Ltd.,
Sponsored ADR                                      3,095,600        118,654,348
--------------------------------------------------------------------------------
Israel Discount
Bank, Cl. A 2                                     17,280,553         39,282,927
--------------------------------------------------------------------------------
Jeonbuk Bank 1                                     2,614,540         24,080,539
--------------------------------------------------------------------------------
Kookmin Bank,
Sponsored ADR 4                                      635,100         56,739,834
--------------------------------------------------------------------------------
Korea
Exchange Bank                                      1,498,920         21,667,647

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Krung Thai Bank
Public Co. Ltd.                                   13,485,500   $      4,597,555
--------------------------------------------------------------------------------
PT Bank Mandiri                                  171,832,500         43,750,814
--------------------------------------------------------------------------------
Pusan Bank                                         1,895,970         26,444,372
--------------------------------------------------------------------------------
Shinhan Financial
Group Co. Ltd.                                       672,490         38,160,213
--------------------------------------------------------------------------------
Siam Commercial
Bank Public Co. Ltd.                               1,325,500          2,571,139
--------------------------------------------------------------------------------
TMB Bank
Public Co. Ltd. 1,2                              833,118,889         46,277,581
--------------------------------------------------------------------------------
Turkiye Is Bankasi,
Cl. C                                              7,580,019         36,071,626
--------------------------------------------------------------------------------
Turkiye Vakiflar
Bankasi TAO 2                                     14,168,181         30,682,685
--------------------------------------------------------------------------------
Turkiye Vakiflar
Bankasi TAO, Cl. D                                14,841,200         36,457,833
--------------------------------------------------------------------------------
Woori Finance
Holdings Co. Ltd.                                  2,380,110         60,717,396
                                                               -----------------
                                                                  1,093,078,045

--------------------------------------------------------------------------------
CONSUMER FINANCE--0.4%
Kiatnakin Bank
Public Co. Ltd.                                   21,707,820         19,139,885
--------------------------------------------------------------------------------
Tisco Bank Public
Co. Ltd. 1                                        32,890,880         20,767,684
                                                               -----------------
                                                                     39,907,569

--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.7%
Fubon Financial
Holding Co. Ltd.                                  56,423,000         52,056,425
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS                                        17,465,376         70,454,808
--------------------------------------------------------------------------------
Haci Omer Sabanci
Holding AS,
Sponsored ADR 4                                   17,834,250         19,171,819
--------------------------------------------------------------------------------
Reliance
Capital Ltd.                                       2,309,200         32,516,561
                                                               -----------------
                                                                    174,199,613

--------------------------------------------------------------------------------
INSURANCE--1.8%
Aksigorta AS                                      12,983,810         53,295,186
--------------------------------------------------------------------------------
Anadolu Anonim
Turk Sigorta Sirketi                               1,691,866          3,029,314


                    16 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INSURANCE Continued
Cathay Financial
Holding Co. Ltd.                                  43,506,643   $     93,222,364
--------------------------------------------------------------------------------
Liberty Group Ltd.                                 2,228,783         24,531,441
--------------------------------------------------------------------------------
Shin Kong Financial
Holding Co. Ltd.                                   9,336,411          9,224,299
                                                               -----------------
                                                                    183,302,604

--------------------------------------------------------------------------------
REAL ESTATE--0.3%
Solidere, GDR 3,4                                  1,546,845         24,130,782
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.5%
Medinet Nasr for
Housing &
Development Co. 1                                  1,532,459         37,701,990
--------------------------------------------------------------------------------
Sistema Hals,
GDR 2,4,5                                          1,291,000         16,072,950
--------------------------------------------------------------------------------
SM Prime
Holdings, Inc.                                   443,971,755        100,954,535
                                                               -----------------
                                                                    154,729,475

--------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--1.2%
Housing Development
Finance Corp. Ltd.                                 3,645,700        124,110,250
--------------------------------------------------------------------------------
HEALTH CARE--1.5%
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.4%
Diagnosticos
da America 2                                       2,053,900         44,652,106
--------------------------------------------------------------------------------
PHARMACEUTICALS--1.1%
Aspen Pharmacare
Holdings Ltd. 2                                    3,257,346         15,867,735
--------------------------------------------------------------------------------
Divi's
Laboratories Ltd.                                    478,190         31,413,114
--------------------------------------------------------------------------------
Teva Pharmaceutical
Industries Ltd.,
Sponsored ADR 4                                    1,757,000         62,478,920
                                                               -----------------
                                                                    109,759,769

--------------------------------------------------------------------------------
INDUSTRIALS--11.9%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.2%
Bharat
Electronics Ltd.                                   1,852,028         63,667,515
--------------------------------------------------------------------------------
Elbit Systems Ltd.                                   157,177          5,383,387

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE Continued
Empresa Brasileira
de Aeronautica SA                                  4,787,100   $     53,909,902
                                                               -----------------
                                                                    122,960,804

--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.1%
Iguatemi Empresa
de Shopping
Centers SA 2                                         342,000          5,161,047
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--4.4%
Aveng Ltd.                                         2,274,805         12,428,049
--------------------------------------------------------------------------------
Camargo Correa
Desenvolvimento
Imobiliario SA 2                                     723,400          4,059,637
--------------------------------------------------------------------------------
Continental
Engineering Corp.                                 14,736,210         12,220,486
--------------------------------------------------------------------------------
Empresas ICA
SA de CV 2                                        14,452,483         51,781,527
--------------------------------------------------------------------------------
FLSmidth & Co. AS                                    920,150         59,069,732
--------------------------------------------------------------------------------
GS Engineering &
Construction Corp.                                   324,560         29,968,151
--------------------------------------------------------------------------------
Hyundai
Development Co.                                      556,520         33,863,129
--------------------------------------------------------------------------------
Hyundai Engineering
& Construction
Co. Ltd. 2                                         1,069,542         58,825,123
--------------------------------------------------------------------------------
Impulsora del
Desarrollo y el
Empleo en America
Latina SA de CV 2                                 32,277,200         36,688,493
--------------------------------------------------------------------------------
Kyeryong
Construction
Industrial Co. Ltd. 1                                585,682         23,944,735
--------------------------------------------------------------------------------
Larsen &
Toubro Ltd.                                        3,755,062        126,357,518
                                                               -----------------
                                                                    449,206,580

--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
Bharat Heavy
Electricals Ltd.                                     946,531         46,643,508
--------------------------------------------------------------------------------
Motech
Industries, Inc.                                   1,052,975         15,431,252
--------------------------------------------------------------------------------
Ormat
Industries Ltd.                                      589,662          7,004,334
                                                               -----------------
                                                                     69,079,094


                    17 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.6%
Empresas Copec SA                                    412,827   $      5,319,640
--------------------------------------------------------------------------------
Far Eastern
Textile Ltd.                                      17,434,880         14,646,973
--------------------------------------------------------------------------------
Keppel Corp. Ltd.                                  4,566,000         54,047,871
--------------------------------------------------------------------------------
Koc Holding AS 2                                  19,152,936         83,629,133
--------------------------------------------------------------------------------
LG Corp.                                             609,490         20,240,675
--------------------------------------------------------------------------------
Murray & Roberts
Holdings Ltd.                                      8,101,300         60,059,430
--------------------------------------------------------------------------------
Siemens India Ltd.                                   973,000         24,183,802
                                                               -----------------
                                                                    262,127,524

--------------------------------------------------------------------------------
MACHINERY--0.9%
Daewoo Shipbuilding
& Marine Engineering
Co. Ltd. 2                                           633,500         22,492,282
--------------------------------------------------------------------------------
Lupatech SA 2                                        231,200          3,554,407
--------------------------------------------------------------------------------
Samsung Heavy
Industries Co. Ltd.                                1,040,000         25,511,309
--------------------------------------------------------------------------------
SembCorp
Marine Ltd.                                       16,305,000         36,864,953
                                                               -----------------
                                                                     88,422,951

--------------------------------------------------------------------------------
ROAD & RAIL--1.9%
All America
Latina Logistica 1                                15,875,900        182,305,195
--------------------------------------------------------------------------------
All America Latina
Logistica, GDR 1,5                                 1,189,000         13,732,950
                                                               -----------------
                                                                    196,038,145

--------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.1%
Gateway
Distriparks Ltd.                                   1,723,866          6,434,079
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--12.1%
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--2.1%
High Tech
Computer Corp.                                       313,280          4,535,900
--------------------------------------------------------------------------------
Inventec Co. Ltd.                                 53,229,160         41,477,024
--------------------------------------------------------------------------------
Lite-On
Technology Corp.                                  42,137,208         60,592,755
--------------------------------------------------------------------------------
Mitac International
Corp.                                             30,230,211         33,299,610

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS Continued
Quanta
Computer, Inc.                                    44,834,762   $     75,417,253
                                                               -----------------
                                                                    215,322,542

--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--2.9%
Chi Mei
Optoelectronics
Corp.                                             31,437,000         31,219,610
--------------------------------------------------------------------------------
Hon Hai Precision
Industry Co. Ltd.                                 27,287,200        186,142,107
--------------------------------------------------------------------------------
LG Philips LCD
Co. Ltd. 2                                           542,696         17,695,533
--------------------------------------------------------------------------------
Synnex Technology
International Corp.                               32,491,088         36,341,701
--------------------------------------------------------------------------------
Varitronix
International Ltd. 1                              28,515,000         15,401,677
                                                               -----------------
                                                                    286,800,628

--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
NHN Corp.                                             22,122          3,021,217
--------------------------------------------------------------------------------
IT SERVICES--2.7%
HCL
Technologies Ltd.                                  3,204,593         43,637,045
--------------------------------------------------------------------------------
Infosys
Technologies Ltd.                                  2,680,900        126,594,870
--------------------------------------------------------------------------------
Tata Consultancy
Services Ltd.                                      3,584,230         96,610,279
                                                               -----------------
                                                                    266,842,194

--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.4%
MediaTek, Inc.                                     3,930,000         43,042,022
--------------------------------------------------------------------------------
Powerchip
Semiconductor
Corp.                                              3,018,797          1,937,281
--------------------------------------------------------------------------------
Samsung
Electronics Co.                                      310,863        188,323,829
--------------------------------------------------------------------------------
Sunplus Technology
Co. Ltd. 1                                        53,455,983         62,165,861
--------------------------------------------------------------------------------
Taiwan Semiconductor
Manufacturing
Co. Ltd.                                          17,205,000         34,400,196
--------------------------------------------------------------------------------
Telechips, Inc. 1                                    478,287          8,329,518


                    18 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Continued
United Microelectronics Corp.                    181,412,798   $    108,296,509
                                                               -----------------
                                                                    446,495,216

--------------------------------------------------------------------------------
MATERIALS--11.1%
--------------------------------------------------------------------------------
CHEMICALS--0.4%
Finetec Corp. 1                                    1,676,105         26,603,268
--------------------------------------------------------------------------------
Makhteshim-Agan
Industries Ltd.                                      646,004          3,865,911
--------------------------------------------------------------------------------
Taiwan Fertilizer
Co. Ltd.                                           3,098,000          5,613,283
                                                               -----------------
                                                                     36,082,462

--------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.8%
Cemex SAB,
Sponsored ADR 2                                    2,310,364         78,506,169
--------------------------------------------------------------------------------
METALS & MINING--9.6%
Anglo Platinum Ltd.                                1,189,161        169,410,212
--------------------------------------------------------------------------------
AngloGold Ashanti
Ltd., Sponsored ADR 4                              2,931,700        129,170,702
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce, ADR 4                                    3,096,200        105,642,344
--------------------------------------------------------------------------------
Companhia Vale do
Rio Doce,
Sponsored ADR 4                                    2,941,400         86,918,370
--------------------------------------------------------------------------------
Harmony Gold
Mining Co. Ltd.,
Sponsored ADR 2,4                                  2,645,800         36,591,414
--------------------------------------------------------------------------------
Highland Gold
Mining Ltd. 1,2                                   11,733,766         38,487,988
--------------------------------------------------------------------------------
Impala Platinum
Holdings Ltd.                                      3,676,080        104,740,315
--------------------------------------------------------------------------------
OAO TMK, GDR 2,3                                   2,591,500         85,519,500
--------------------------------------------------------------------------------
Polymetal, GDR 2,5                                 4,804,100         35,069,930
--------------------------------------------------------------------------------
PT Aneka
Tambang Tbk 1                                    112,550,900        112,162,645
--------------------------------------------------------------------------------
Yamana Gold, Inc. 4                                4,717,265         69,107,932
                                                               -----------------
                                                                    972,821,352

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.3%
Aracruz Celulose
SA, Sponsored
ADR 4                                                570,500   $     30,613,030
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--10.5%
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.4%
PT Indosat Tbk                                   214,274,000        138,861,695
--------------------------------------------------------------------------------
PT Telekomunikasi
Indonesia Tbk                                    124,978,000        124,317,154
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA                                   2,429,585         62,443,944
--------------------------------------------------------------------------------
Tele Norte Leste
Participacoes SA,
Preference                                           864,100         11,246,951
--------------------------------------------------------------------------------
True Corp.
Public Co. Ltd. 2                                 28,225,200          5,200,400
                                                               -----------------
                                                                    342,070,144

--------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--7.1%
Advanced Info
Service Public
Co. Ltd.                                          14,472,000         31,687,406
--------------------------------------------------------------------------------
America Movil
SA de CV, Series L                                 5,705,600        249,905,280
--------------------------------------------------------------------------------
Bharti Airtel Ltd. 2                               7,820,593        127,577,317
--------------------------------------------------------------------------------
China Mobile
Hong Kong Ltd.,
ADR 4                                              2,633,800        122,287,334
--------------------------------------------------------------------------------
Hutchison
Telecommunications
International Ltd. 2                              17,286,000         36,063,202
--------------------------------------------------------------------------------
Orascom Telecom
Holding SAE                                        1,982,299        143,136,259
--------------------------------------------------------------------------------
Turkcell Iletisim
Hizmetleri AS                                      1,293,856          6,547,113
                                                               -----------------
                                                                    717,203,911

--------------------------------------------------------------------------------
UTILITIES--0.7%
--------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.4%
Eletropaulo
Metropolitana SA,
Cl. B, Preference 2                              665,396,900         32,822,691
--------------------------------------------------------------------------------
GAS UTILITIES--0.3%
Gail India Ltd.                                    4,457,275         28,480,251


                    19 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                          VALUE
                                                      SHARES         SEE NOTE 1
--------------------------------------------------------------------------------
GAS UTILITIES Continued
Reliance Natural
Resources 2                                        5,010,963   $      2,654,028
                                                               -----------------
                                                                     31,134,279
                                                               -----------------
Total Common Stocks
(Cost $7,123,095,967)                                             9,993,748,171

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
--------------------------------------------------------------------------------
Trent Ltd., 2% Sec. Debs.,
7/7/10 [INR]
(Cost $743,908)                                   32,425,500            658,835

                                                       UNITS
--------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
Jeonbuk Bank Rts.,
Exp. 3/16/07 1,2                                     394,647          1,003,029
--------------------------------------------------------------------------------
Trent Ltd. Wts.,
Exp. 1/7/10 2                                         63,757            347,045
                                                               -----------------
Total Rights, Warrants
and Certificates
(Cost $0)                                                             1,350,074
--------------------------------------------------------------------------------
Total Investments,
at Value (excluding
Investments Purchased
with Cash Collateral
from Securities Loaned)
(Cost $7,123,839,875)                                             9,995,757,080

                                                   PRINCIPAL
                                                      AMOUNT
--------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED--3.4% 6
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.4%
Undivided interest of 12.26% in joint
repurchase agreement (Principal
Amount/Value $1,060,000,000
with a maturity value of
$1,060,157,601) with
Barclays Capital, 5.3525%,
dated 2/28/07, to be
repurchased at
$130,019,328 on 3/1/07,
collateralized by AAA
Asset-Backed Securities,
0.00%, 2/15/14-11/25/46,
with a value of
$1,091,800,000                                 $ 130,000,000        130,000,000

                                                   PRINCIPAL              VALUE
                                                      AMOUNT         SEE NOTE 1
--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS Continued
Undivided interest of 13.33% in joint
repurchase agreement (Principal Amount/Value
$750,000,000 with a maturity value of
$750,111,510) with Barclays Capital,
5.3525%, dated 2/28/07, to be
repurchased at $100,014,868
on 3/1/07, collateralized by
Private Label CMOs,
0.00%-4.84%,
2/1/11-7/25/46,
with a value of
$772,500,000                                   $ 100,000,000   $    100,000,000
--------------------------------------------------------------------------------
Undivided interest of 2.98% in joint
repurchase agreement (Principal Amount/Value
$500,000,000, with a maturity value
of $500,074,028) with Nomura
Securities, 5.33%, dated 2/28/07,
to be repurchased at $14,906,531
on 3/1/07, collateralized by U.S.
Agency Mortgages, 5.50%-6%,
1/1/36-6/1/36, with
a value of
$510,000,000                                      14,904,324         14,904,324
--------------------------------------------------------------------------------
Undivided interest of 28.17% in joint
repurchase agreement (Principal Amount/Value
$355,000,000, with a maturity value
of $355,052,954) with Countrywide
Securities, 5.37%, dated 2/28/07, to
be repurchased at $100,014,917 on
3/1/07, collateralized by AAA
Asset-Backed Securities, 0.00%,
11/12/16-3/25/37, with
a value of
$372,750,000                                     100,000,000        100,000,000
                                                               -----------------
Total Investments Purchased
with Cash Collateral from
Securities Loaned
(Cost $344,904,324)                                                 344,904,324

--------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE
(COST $7,468,744,199)                                  102.6%    10,340,661,404
--------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                   (2.6)      (265,968,521)
                                                --------------------------------
NET ASSETS                                             100.0%  $ 10,074,692,883
                                                ================================


                    20 | OPPENHEIMER DEVELOPING MARKETS FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

INR                   Indian Rupee

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 28, 2007 by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

                                                        SHARES                                      SHARES
                                                    AUGUST 31,         GROSS          GROSS   FEBRUARY 28,
                                                          2006     ADDITIONS     REDUCTIONS           2007
-----------------------------------------------------------------------------------------------------------
Able C&C                                               589,454            --        177,314        412,140
All America Latina Logistica                         1,331,820    14,885,080 a      341,000     15,875,900
All America Latina Logistica, GDR                      118,900     1,070,100 a           --      1,189,000
Amtek Auto Ltd.                                      9,513,158            --             --      9,513,158
Banco Latinoamericano de Exportaciones SA, Cl. E     3,299,385            --        335,300      2,964,085
Commerical International Bank, Sponsored GDR         2,675,100            --             --      2,675,100
Commerical International Bank, Sponsored GDR         4,228,723            --        129,500      4,099,223
Diagnosticos da America b                            3,273,900            --      1,220,000      2,053,900
Divi's Laboratories Ltd. b                             788,816            --        310,626        478,190
Finetec Corp.                                        1,676,105            --             --      1,676,105
Highland Gold Mining Ltd.                            8,931,119     2,802,647             --     11,733,766
Humax Co. Ltd.                                       3,550,683            --      1,130,474      2,420,209
Inventec Appliances Corp. b                         22,053,200            --      2,734,000     19,319,200
Jeonbuk Bank                                         2,466,548       147,992 a           --      2,614,540
Jeonbuk Bank Rts., Exp. 3/16/07                             --       394,647 a           --        394,647
Kyeryong Construction Industrial Co. Ltd.              585,682            --             --        585,682
Medinet Nasr for Housing & Development Co.           1,532,459            --             --      1,532,459
Merry Electronics Co. Ltd.                          12,873,090            --     12,873,090             --
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%                                   --   589,309,761    589,309,761             --
PT Aneka Tambang Tbk                               141,942,900            --     29,392,000    112,550,900
Rico Auto Industries Ltd.                            8,990,692            --             --      8,990,692
Sadia SA, Preference                                33,135,000            --      3,591,000     29,544,000
SARE Holding SA de CV, Cl. B                        45,037,950            --             --     45,037,950
Ssangyong Motor Co.                                 12,552,839            --        667,310     11,885,529
Sunplus Technology Co. Ltd.                         53,455,983            --             --     53,455,983
TMB Bank Public Co. Ltd.                           582,693,189   250,425,700             --    833,118,889
Telechips, Inc.                                        655,280            --        176,993        478,287
Tisco Bank Public Co. Ltd.                          24,094,980     8,795,900             --     32,890,880
United Breweries Holdings Ltd.                       2,606,594            --      2,606,594             --
United Breweries Ltd. b                              7,133,890            --      2,596,700      4,537,190
Varitronix International Ltd.                       25,033,000     3,482,000             --     28,515,000
Yedang Entertainment Co. Ltd.                        1,887,737            --      1,887,737             --


                    21 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

                                                            VALUE      DIVIDEND       REALIZED
                                                       SEE NOTE 1        INCOME    GAIN (LOSS)
-----------------------------------------------------------------------------------------------
Able C&C                                           $    2,747,810   $        --   $ (7,676,951)
All America Latina Logistica                          182,305,195       141,781             --
All America Latina Logistica, GDR                      13,732,950         9,935             --
Amtek Auto Ltd.                                        80,133,987       425,454             --
Banco Latinoamericano de Exportaciones SA, Cl. E       48,996,325     1,190,826     (1,434,178)
Commerical International Bank, Sponsored GDR           25,814,715            --             --
Commerical International Bank, Sponsored GDR           39,557,502            --        182,217
Diagnosticos da America b                                      --            --      5,044,501
Divi's Laboratories Ltd. b                                     --            --      8,519,308
Finetec Corp.                                          26,603,268       224,574             --
Highland Gold Mining Ltd.                              38,487,988            --             --
Humax Co. Ltd.                                         52,791,413       398,774      3,351,666
Inventec Appliances Corp. b                                    --       118,917     (5,875,297)
Jeonbuk Bank                                           24,080,539       221,340             --
Jeonbuk Bank Rts., Exp. 3/16/07                         1,003,029            --             --
Kyeryong Construction Industrial Co. Ltd.              23,944,735       441,517             --
Medinet Nasr for Housing & Development Co.             37,701,990       869,765             --
Merry Electronics Co. Ltd.                                     --         2,271     (2,613,731)
Oppenheimer Institutional Money
Market Fund, Cl. E, 5.25%                                      --     1,199,662             --
PT Aneka Tambang Tbk                                  112,162,645            --     22,813,233
Rico Auto Industries Ltd.                              11,046,723       196,046             --
Sadia SA, Preference                                   93,208,847     1,249,141        891,324
SARE Holding SA de CV, Cl. B                           66,159,902            --             --
Ssangyong Motor Co.                                    71,192,999            --     (2,282,768)
Sunplus Technology Co. Ltd.                            62,165,861            --             --
TMB Bank Public Co. Ltd.                               46,277,581            --             --
Telechips, Inc.                                         8,329,518        64,084         85,386
Tisco Bank Public Co. Ltd.                             20,767,684            --             --
United Breweries Holdings Ltd.                                 --            --     14,976,160
United Breweries Ltd. b                                        --        27,023      7,104,432
Varitronix International Ltd.                          15,401,677       289,345             --
Yedang Entertainment Co. Ltd.                                  --            --    (12,931,406)
                                                   --------------------------------------------
                                                   $1,104,614,883   $ 7,070,455   $ 30,153,896
                                                   ============================================

A. All or a portion is the result of a corporate action.

B. No longer an affiliate as of February 28, 2007. The value of the security has therefore been excluded from this table.


                    22 | OPPENHEIMER DEVELOPING MARKETS FUND

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $204,855,147 or 2.03% of the Fund's net assets as of February 28, 2007.

4. Partial or fully-loaned security. See Note 7 of accompanying Notes.

5. Illiquid or restricted security. The aggregate value of illiquid securities as of February 28, 2007 was $64,875,830, which represents 0.64% of the Fund's net assets. In addition, the Fund has restricted currency of $6,810,069, which represents 0.07% of the Fund's net assets. See Note 6 of accompanying Notes.

6. The security/securities have been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7 of accompanying Notes.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                                          VALUE   PERCENT
-----------------------------------------------------------------------------
Brazil                                             $ 1,598,144,131      15.4%
India                                                1,403,749,904      13.6
Korea, Republic of South                             1,348,785,495      13.0
Taiwan                                               1,021,636,296       9.9
South Africa                                           718,134,193       6.9
Mexico                                                 674,968,159       6.5
Indonesia                                              526,299,318       5.1
Turkey                                                 424,328,581       4.1
United States                                          420,789,208       4.1
Russia                                                 369,609,885       3.6
China                                                  347,084,700       3.4
Egypt                                                  303,392,149       2.9
Israel                                                 174,590,997       1.7
Thailand                                               138,802,749       1.3
Philippines                                            132,265,718       1.3
Singapore                                               90,912,824       0.9
Cayman Islands                                          88,479,531       0.8
Luxembourg                                              80,961,489       0.8
France                                                  78,579,768       0.8
Canada                                                  69,107,932       0.7
Denmark                                                 59,069,732       0.6
Hong Kong                                               55,454,373       0.5
Panama                                                  48,996,325       0.5
Bermuda                                                 43,510,989       0.4
Jersey, Channel Islands                                 38,487,988       0.4
Norway                                                  32,380,511       0.3
Lebanon                                                 24,130,782       0.2
Portugal                                                22,688,037       0.2
Chile                                                    5,319,640       0.1
                                                   --------------------------
Total                                              $10,340,661,404     100.0%
                                                   ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    23 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

February 28, 2007
-------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------
Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $6,697,349,118)                                     $ 9,236,046,521
Affiliated companies (cost $771,395,081)                                           1,104,614,883
                                                                                 ----------------

                                                                                  10,340,661,404
-------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $123,295,893)                                         122,946,380
-------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                      1,987
-------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                     145,992,299
Shares of beneficial interest sold                                                    15,839,908
Interest and dividends                                                                15,578,801
Other                                                                                    249,579
                                                                                 ----------------
Total assets                                                                      10,641,270,358

-------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------
Bank overdraft                                                                       114,613,772
-------------------------------------------------------------------------------------------------
Return of collateral for securities loaned                                           353,022,996
-------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                                78,761,746
Investments purchased                                                                  8,949,813
Distribution and service plan fees                                                     4,015,600
Foreign capital gains tax                                                              2,841,497
Transfer and shareholder servicing agent fees                                          1,307,425
Trustees' compensation                                                                   974,588
Shareholder communications                                                               610,614
Dividends                                                                                     44
Other                                                                                  1,479,380
                                                                                 ----------------
Total liabilities                                                                    566,577,475

-------------------------------------------------------------------------------------------------
NET ASSETS                                                                       $10,074,692,883
                                                                                 ================

-------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------
Paid-in capital                                                                  $ 7,094,274,817
-------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                      (96,766,356)
-------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions       208,604,756
-------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                  2,868,579,666
                                                                                 ----------------
NET ASSETS                                                                       $10,074,692,883
                                                                                 ================


                    24 | OPPENHEIMER DEVELOPING MARKETS FUND

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$7,997,480,122 and 197,132,625 shares of beneficial interest outstanding)                         $40.57
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                $43.05
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $320,418,071 and 7,970,037 shares
of beneficial interest outstanding)                                                               $40.20
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $1,043,631,507 and 26,321,047 shares
of beneficial interest outstanding)                                                               $39.65
---------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $292,503,324 and 7,336,559 shares
of beneficial interest outstanding)                                                               $39.87
---------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets
of $420,659,859 and 10,375,771 shares of beneficial interest outstanding)                         $40.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    25 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended February 28, 2007
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
-----------------------------------------------------------------------------------------
Dividends:
Unaffiliated companies (net of foreign withholding taxes of $6,936,955)   $   50,796,330
Affiliated companies (net of foreign withholding taxes of $512,238)            7,070,455
-----------------------------------------------------------------------------------------
Interest (net of foreign withholding taxes of $4,586)                            541,792
-----------------------------------------------------------------------------------------
Portfolio lending fees                                                           303,312
-----------------------------------------------------------------------------------------
Other income                                                                       9,829
                                                                          ---------------
Total investment income                                                       58,721,718

-----------------------------------------------------------------------------------------
EXPENSES
-----------------------------------------------------------------------------------------
Management fees                                                               40,718,181
-----------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                        9,489,881
Class B                                                                        1,594,719
Class C                                                                        5,080,127
Class N                                                                          673,436
-----------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                        6,383,283
Class B                                                                          241,562
Class C                                                                          590,629
Class N                                                                          488,356
Class Y                                                                           41,588
-----------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                          291,042
Class C                                                                           44,491
Class Y                                                                            1,097
-----------------------------------------------------------------------------------------
Custodian fees and expenses                                                    3,556,051
-----------------------------------------------------------------------------------------
Trustees' compensation                                                           503,663
-----------------------------------------------------------------------------------------
Other                                                                            362,201
                                                                          ---------------
Total expenses                                                                70,060,307
Less reduction to custodian expenses                                             (18,777)
Less waivers and reimbursements of expenses                                      (43,241)
                                                                          ---------------
Net expenses                                                                  69,998,289

-----------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                          (11,276,571)


                    26 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENT OF OPERATIONS  Unaudited

-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
-----------------------------------------------------------------------------------------
Net realized gain on:
Investments:
   Unaffiliated companies                                                 $  293,719,627
   Affiliated companies                                                       30,153,896
Foreign currency transactions                                                 11,186,024
                                                                          ---------------

Net realized gain                                                            335,059,547
-----------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments (net of foreign capital gains tax of $3,653,897)               1,083,035,555
Translation of assets and liabilities denominated in foreign currencies       88,830,055
                                                                          ---------------
Net change in unrealized appreciation                                      1,171,865,610

-----------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $1,495,648,586
                                                                          ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    27 | OPPENHEIMER DEVELOPING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    SIX MONTHS               YEAR
                                                                                         ENDED              ENDED
                                                                             FEBRUARY 28, 2007         AUGUST 31,
                                                                                   (UNAUDITED)               2006
------------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                 $     (11,276,571)  $     81,419,892
------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                  335,059,547        946,940,389
------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                            1,171,865,610        409,032,376
                                                                             -------------------------------------
Net increase in net assets resulting from operations                             1,495,648,586      1,437,392,657

------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                            (91,729,588)       (68,674,628)
Class B                                                                             (1,271,886)        (1,912,990)
Class C                                                                             (5,634,515)        (5,631,498)
Class N                                                                             (2,431,388)        (1,612,601)
Class Y                                                                             (5,754,891)        (1,210,164)
                                                                             -------------------------------------
                                                                                  (106,822,268)       (79,041,881)
------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain:
Class A                                                                           (662,866,888)      (168,966,879)
Class B                                                                            (27,901,983)        (8,946,174)
Class C                                                                            (90,277,898)       (20,858,379)
Class N                                                                            (23,518,435)        (4,578,511)
Class Y                                                                            (31,274,753)        (2,421,023)
                                                                             -------------------------------------
                                                                                  (835,839,957)      (205,770,966)

------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                                            486,449,695      2,007,139,730
Class B                                                                             (8,813,908)        32,982,481
Class C                                                                             38,621,248        385,516,073
Class N                                                                             37,354,228        119,755,258
Class Y                                                                            105,680,769        288,912,376
                                                                             -------------------------------------
                                                                                   659,292,032      2,834,305,918

------------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------------
Total increase                                                                   1,212,278,393      3,986,885,728
------------------------------------------------------------------------------------------------------------------
Beginning of period                                                              8,862,414,490      4,875,528,762
                                                                             -------------------------------------
End of period (including accumulated net investment income (loss)
of $(96,766,356) and $21,332,483, respectively)                              $  10,074,692,883   $  8,862,414,490
                                                                             =====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    28 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                   YEAR
                                                       ENDED                                                                  ENDED
                                           FEBRUARY 28, 2007                                                             AUGUST 31,
CLASS A                                          (UNAUDITED)            2006           2005           2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           38.23     $     31.11    $     21.09    $     16.92   $   13.43   $    12.93
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.03) 1          .42 1          .55 1          .48         .19          .25
Net realized and unrealized gain                        6.52            8.26           9.97           4.31        3.50          .45
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        6.49            8.68          10.52           4.79        3.69          .70
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.50)           (.45)          (.37)          (.62)       (.20)        (.20)
Distributions from net realized gain                   (3.65)          (1.11)          (.13)            --          --           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (4.15)          (1.56)          (.50)          (.62)       (.20)        (.20)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           40.57     $     38.23    $     31.11    $     21.09   $   16.92   $    13.43
                                           =========================================================================================

====================================================================================================================================
TOTAL RETURN, AT NET ASSET VALUE 2                     17.11%          28.41%         50.42%         28.61%      27.93%        5.44%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       7,997,480     $ 7,069,819    $ 4,104,558    $ 1,549,854   $ 588,450   $  337,405
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       7,748,747     $ 6,540,507    $ 2,739,224    $ 1,145,452   $ 374,841   $  257,746
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.14)%          1.11%          2.01%          1.64%       1.42%        1.91%
Total expenses                                          1.36% 4         1.37%          1.43%          1.52%       1.81%        1.81%
Expenses after payments and waivers and
reduction to custodian expenses                         1.36%           1.37%          1.43%          1.52%       1.76%        1.77%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   17%             65%            28%            15%          6%          10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended February 28, 2007        1.36%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    29 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                   YEAR
                                                       ENDED                                                                  ENDED
                                           FEBRUARY 28, 2007                                                             AUGUST 31,
CLASS B                                          (UNAUDITED)            2006           2005           2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           37.75     $     30.78    $     20.87    $     16.79   $   13.32   $    12.82
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.17) 1          .11 1          .31 1          .12         .09          .15
Net realized and unrealized gain                        6.44            8.21           9.88           4.46        3.47          .44
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        6.27            8.32          10.19           4.58        3.56          .59
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.17)           (.24)          (.15)          (.50)       (.09)        (.09)
Distributions from net realized gain                   (3.65)          (1.11)          (.13)            --          --           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (3.82)          (1.35)          (.28)          (.50)       (.09)        (.09)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           40.20     $     37.75    $     30.78    $     20.87   $   16.79   $    13.32
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     16.70%          27.44%         49.14%         27.50%      26.98%        4.61%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $         320,418     $   308,973    $   222,723    $   119,749   $  84,705   $   63,005
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $         322,360     $   313,463    $   169,763    $   117,271   $  62,676   $   54,744
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.85)%          0.30%          1.15%          0.61%       0.66%        1.14%
Total expenses                                          2.08% 4         2.14%          2.24%          2.41%       2.67%        2.58%
Expenses after payments and waivers and
reduction to custodian expenses                         2.08%           2.14%          2.24%          2.41%       2.52%        2.54%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   17%             65%            28%            15%          6%          10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended February 28, 2007        2.08%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    30 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                  SIX MONTHS                                                                   YEAR
                                                       ENDED                                                                  ENDED
                                           FEBRUARY 28, 2007                                                             AUGUST 31,
CLASS C                                          (UNAUDITED)            2006           2005           2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           37.33     $     30.49    $     20.70    $     16.67   $   13.25   $    12.78
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.17) 1          .15 1          .34 1          .31         .10          .17
Net realized and unrealized gain                        6.37            8.10           9.79           4.25        3.44          .41
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        6.20            8.25          10.13           4.56        3.54          .58
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.23)           (.30)          (.21)          (.53)       (.12)        (.11)
Distributions from net realized gain                   (3.65)          (1.11)          (.13)            --          --           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (3.88)          (1.41)          (.34)          (.53)       (.12)        (.11)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           39.65     $     37.33    $     30.49    $     20.70   $   16.67   $    13.25
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     16.71%          27.50%         49.29%         27.60%      27.05%        4.54%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $       1,043,632     $   945,369    $   450,012    $   175,025   $  77,081   $   46,722
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $       1,025,745     $   832,650    $   294,791    $   145,460   $  52,236   $   33,334
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.84)%          0.42%          1.28%          0.83%       0.66%        1.15%
Total expenses                                          2.06% 4         2.09%          2.17%          2.31%       2.57%        2.57%
Expenses after payments and waivers and
reduction to custodian expenses                         2.06%           2.09%          2.17%          2.31%       2.52%        2.53%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   17%             65%            28%            15%          6%          10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended February 28, 2007        2.06%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    31 | OPPENHEIMER DEVELOPING MARKETS FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                  SIX MONTHS                                                                   YEAR
                                                       ENDED                                                                  ENDED
                                           FEBRUARY 28, 2007                                                             AUGUST 31,
CLASS N                                          (UNAUDITED)            2006           2005           2004        2003         2002
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $           37.59     $     30.67    $     20.84    $     16.77   $   13.36   $    12.91
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                            (.11) 1          .30 1          .45 1          .45         .22          .32
Net realized and unrealized gain                        6.42            8.12           9.83           4.22        3.41          .34
                                           -----------------------------------------------------------------------------------------
Total from investment operations                        6.31            8.42          10.28           4.67        3.63          .66
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income                    (.38)           (.39)          (.32)          (.60)       (.22)        (.21)
Distributions from net realized gain                   (3.65)          (1.11)          (.13)            --          --           --
                                           -----------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                        (4.03)          (1.50)          (.45)          (.60)       (.22)        (.21)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $           39.87     $     37.59    $     30.67    $     20.84   $   16.77   $    13.36
                                           =========================================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                     16.90%          27.93%         49.84%         28.16%      27.73%        5.13%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $         292,503     $   240,673    $    98,236    $    26,110   $   8,709   $    1,741
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $         271,018     $   194,085    $    57,727    $    18,770   $   4,196   $      686
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income (loss)                           (0.56)%          0.81%          1.67%          1.31%       1.27%        1.68%
Total expenses                                          1.80% 4         1.75%          1.82%          1.99%       2.08%        2.04%
Expenses after payments and waivers and
reduction to custodian expenses                         1.78%           1.73%          1.80%          1.88%       1.99%        2.00%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                   17%             65%            28%            15%          6%          10%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods of less than one full year.

4. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended February 28, 2007        1.80%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    32 | OPPENHEIMER DEVELOPING MARKETS FUND

                                                              SIX MONTHS               PERIOD
                                                                   ENDED                ENDED
                                                       FEBRUARY 28, 2007           AUGUST 31,
CLASS Y                                                      (UNAUDITED)               2006 1
-------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period                   $           38.28          $     32.15
-------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income 2                                              .05                  .65
Net realized and unrealized gain                                    6.53                 7.15
                                                       ------------------------------------------
Total from investment operations                                    6.58                 7.80
-------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                (.67)                (.56)
Distributions from net realized gain                               (3.65)               (1.11)
                                                       ------------------------------------------
Total dividends and/or distributions to shareholders               (4.32)               (1.67)
-------------------------------------------------------------------------------------------------

Net asset value, end of period                         $           40.54          $     38.28
                                                       ==========================================

-------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 3                                 17.34%               24.78%
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)               $         420,660          $   297,580
-------------------------------------------------------------------------------------------------
Average net assets (in thousands)                      $         363,690          $   159,042
-------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income                                               0.25%                1.76%
Total expenses                                                      0.96% 5,6            0.97% 5
-------------------------------------------------------------------------------------------------
Portfolio turnover rate                                               17%                  65%

1. For the period from September 7, 2005 (inception of offering) to August 31, 2006.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods of less than one full year.

5. Reduction to custodian expenses less than 0.01%.

6. Expenses including indirect expenses from affiliated fund were as follows:

                 Six Months Ended February 28, 2007        0.96%

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    33 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Developing Markets Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to aggressively seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities


                    34 | OPPENHEIMER DEVELOPING MARKETS FUND will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

      Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's


                    35 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of February 28, 2007, the Fund had available for federal income tax purposes an estimated capital loss carryforward of zero. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. As of February 28, 2007, it is estimated that the Fund will utilize $9,897,244 of capital loss carryforward to offset realized capital gains. During the year ended August 31, 2006, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year.

      As of August 31, 2006, the Fund had available for federal income tax purposes post-October foreign currency losses of $9,879,244.

      Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.


                    36 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the six months ended February 28, 2007, the Fund's projected benefit obligations were increased by $403,972 and payments of $151,814 were made to retired trustees, resulting in an accumulated liability of $715,660 as of February 28, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.


                    37 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                             SIX MONTHS ENDED FEBRUARY 28, 2007       YEAR ENDED AUGUST 31, 2006 1
                                      SHARES             AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS A
Sold                              25,477,051    $ 1,035,182,857     116,245,460    $ 4,343,069,164
Dividends and/or
distributions reinvested          16,292,684        653,173,572       5,748,226        200,498,088
Redeemed                         (29,580,537)    (1,201,906,734) 2  (68,996,408)    (2,536,427,522) 3
                                 --------------------------------------------------------------------
Net increase                      12,189,198    $   486,449,695      52,997,278    $ 2,007,139,730
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS B
Sold                                 356,732    $    14,359,612       3,502,775    $   127,972,810
Dividends and/or
distributions reinvested             643,670         25,611,623         273,758          9,482,971
Redeemed                          (1,214,999)       (48,785,143) 2   (2,826,769)      (104,473,300) 3
                                 --------------------------------------------------------------------
Net increase (decrease)             (214,597)   $    (8,813,908)        949,764    $    32,982,481
                                 ====================================================================

-----------------------------------------------------------------------------------------------------
CLASS C
Sold                               2,070,244    $    82,321,532      15,529,886    $   567,774,372
Dividends and/or
distributions reinvested           1,810,985         71,063,055         599,503         20,526,987
Redeemed                          (2,886,564)      (114,763,339) 2   (5,562,089)      (202,785,286) 3
                                 --------------------------------------------------------------------
Net increase                         994,665    $    38,621,248      10,567,300    $   385,516,073
                                 ====================================================================


                    38 | OPPENHEIMER DEVELOPING MARKETS FUND

                             SIX MONTHS ENDED FEBRUARY 28, 2007       YEAR ENDED AUGUST 31, 2006 1
                                      SHARES             AMOUNT          SHARES             AMOUNT
-----------------------------------------------------------------------------------------------------
CLASS N
Sold                               1,565,414    $    62,883,402       5,347,732    $   199,082,912
Dividends and/or
distributions reinvested             626,895         24,724,750         172,439          5,930,182
Redeemed                          (1,257,539)       (50,253,924) 2   (2,321,584)       (85,257,836) 3
                                  -------------------------------------------------------------------
Net increase                         934,770    $    37,354,228       3,198,587    $   119,755,258
                                  ===================================================================

-----------------------------------------------------------------------------------------------------
CLASS Y
Sold                               2,801,508    $   114,188,298       9,611,236    $   359,268,212
Dividends and/or
distributions reinvested             753,234         30,151,953          53,371          1,858,372
Redeemed                            (953,613)       (38,659,482) 2   (1,889,965)       (72,214,208) 3
                                  -------------------------------------------------------------------
Net increase                       2,601,129    $   105,680,769       7,774,642    $   288,912,376
                                  ===================================================================

1. For the year ended August 31, 2006, for Class A, Class B, Class C and Class N shares and for the period from September 7, 2005 (inception of offering) to August 31, 2006, for Class Y shares.

2. Net of redemption fees of $25,632, $1,066, $3,393, $896 and $1,203 for Class
A, Class B, Class C, Class N and Class Y, respectively.

3. Net of redemption fees of $151,090, $7,241, $19,235, $4,484 and $3,674 for
Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended February 28, 2007, were as follows:

                                                      PURCHASES            SALES
--------------------------------------------------------------------------------
Investment securities                            $1,601,707,249   $1,854,365,992

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                FEE SCHEDULE
                -----------------------------------------------
                Up to $250 million                        1.00%
                Next $250 million                         0.95
                Next $500 million                         0.90
                Next $6 billion                           0.85
                Next $3 billion                           0.80
                Over $10 billion                          0.75

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS or the Transfer Agent), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended February 28, 2007, the Fund paid $7,736,786 to OFS for services to the Fund.

      Additionally, Class Y shares are subject to minimum fees of $10,000 per annum for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.


                    39 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2006 for Class B, Class C and Class N shares were $2,754,302, $8,013,853 and $1,627,072, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                          CLASS A         CLASS B         CLASS C         CLASS N
                          CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                        FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                    SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                      RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
SIX MONTHS ENDED      DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------------------------
February 28, 2007       $ 470,688        $ 89,711       $ 230,310       $ 172,053        $ 11,677


                    40 | OPPENHEIMER DEVELOPING MARKETS FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended February 28, 2007, OFS waived $21,820 for Class N shares. This undertaking may be amended or withdrawn at any time.

      The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended February 28, 2007, the Manager waived $21,421 for IMMF management fees.

--------------------------------------------------------------------------------
5. FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

      The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

      The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of February 28, 2007, the Fund had outstanding foreign currency contracts as follows:

                                       CONTRACT
                         EXPIRATION      AMOUNT       VALUATION AS OF     UNREALIZED
CONTRACT DESCRIPTION           DATE      (000S)     FEBRUARY 28, 2007   APPRECIATION
-------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Indonesia Rupiah (IDR)       3/1/07   8,974,564IDR          $ 982,814        $ 1,987

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY

As of February 28, 2007, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in


                    41 | OPPENHEIMER DEVELOPING MARKETS FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. ILLIQUID OR RESTRICTED SECURITIES AND CURRENCY Continued

illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted currency is as follows:

                            ACQUISITION                   VALUATION AS OF     UNREALIZED
SECURITY                          DATES          COST   FEBRUARY 28, 2007   DEPRECIATION
-----------------------------------------------------------------------------------------
CURRENCY
Argentine Peso (ARP)   1/13/06-11/17/06   $ 6,901,674         $ 6,810,069       $ 91,605

--------------------------------------------------------------------------------
7. SECURITIES LENDING

The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of securities, letters of credit or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business each day. If the Fund is undercollateralized at the close of business due to an increase in market value of securities on loan, additional collateral is requested from the borrowing counterparty and is delivered to the Fund on the next business day. Cash collateral may be invested in approved investments and the Fund bears the risk of any loss in value of these investments. The Fund retains a portion of the interest earned from the collateral. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. The Fund continues to receive the economic benefit of interest or dividends paid on the securities loaned in the form of a substitute payment received from the borrower. As of February 28, 2007, the Fund had on loan securities valued at $343,495,156, which are included in the Statement of Assets and Liabilities as "Investments, at value" and, when applicable, as "Receivable for Investments sold." Collateral of $353,022,996 was received for the loans, all of which was received in cash and subsequently invested in approved investments or held as cash.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of February 28,


                    42 | OPPENHEIMER DEVELOPING MARKETS FUND

2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of February 28, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                    43 | OPPENHEIMER DEVELOPING MARKETS FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    44 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information about the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel who provide such services. The Manager's duties include providing the Fund with the services of the portfolio manager and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                    45 | OPPENHEIMER DEVELOPING MARKETS FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the fact that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Mark Madden and the Manager's Global Equity investment team and analysts. The Board members also considered their experiences with the Manager and its officers and other personnel through their service on the boards of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement and from the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the investment performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of all other retail front-end load and no-load emerging markets funds advised by the Manager and by other investment advisers. The Board noted that the Fund's three-year and five-year performance were better than its peer group median. However its one-year performance was below its peer group median.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other emerging markets funds and other funds with comparable asset levels and distribution features. The Board noted that the Fund's contractual and actual management fees and total expenses are lower than its peer group median.


                    46 | OPPENHEIMER DEVELOPING MARKETS FUND

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, the extent to which those economies of scale benefit the Fund's shareholders and the current level of Fund assets in relation to the Fund's breakpoint schedule for its management fees. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. In addition to considering the profits realized by the Manager, the Board considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided and research provided to the Manager in connection with permissible brokerage arrangements (soft dollar arrangements).

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the Agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the Agreement, including the management fee, in light of all of the surrounding circumstances.


                    47 | OPPENHEIMER DEVELOPING MARKETS FUND



ITEM 2.  CODE OF ETHICS.

Not applicable to semiannual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.


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ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

   o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

   o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

   o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

   o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

   The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 28, 2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Developing Markets Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: April 10, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: April 10, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: April 10, 2007